LONG-TERM DEBT (Details Textual)	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Feb. 28, 2017 USD ($)	Feb. 29, 2016 USD ($)
Long-term Debt		$ 225,000,000	$ 0
Commiment Fee, Percentage	0.75%
Debt Issuance Costs, Net	$ 12,000,000
Term and Revolving Facilities Agreement [Member]
Debt Instrument, Term	3 years
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000,000
Debt Instrument, Interest Rate, Basis for Effective Rate		250 basis points over LIBOR.
Debt Instrument, Basis Spread on Variable Rate	2.50%
Number of Interest Rate Derivatives Held		3
Term and Revolving Facilities Agreement [Member] | Term Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 225,000,000
Long-term Debt		$ 225,000,000
Term and Revolving Facilities Agreement [Member] | Revolving Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 175,000,000
Term and Revolving Facilities Agreement [Member] | Interest Rate Swap One [Member]
Derivative, Notional Amount		$ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.46%
Term and Revolving Facilities Agreement [Member] | Interest Rate Swap Two [Member]
Derivative, Notional Amount		$ 30,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.10%
Term and Revolving Facilities Agreement [Member] | Interest Rate Swap Three [Member]
Derivative, Notional Amount		$ 50,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.14%